S000076781 [Member] Investment Strategy - iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the Cboe LQD BuyWrite Index (the “Underlying Index”), which is provided by Cboe Global Indices, LLC (the “Index Provider” or “Cboe”) and is designed to measure the performance of a strategy of holding the Underlying Fund while writing (selling) one-month call options on the Underlying Fund to generate income. A strategy of holding a stock or basket of stocks and selling call options that reference the stock or basket of stocks is commonly known as a “covered call” or “buy-write” strategy.
The Underlying Fund seeks to track the investment results of the Markit iBoxx ® USD Liquid Investment Grade Index (the “Underlying Fund's underlying index”), which consists of U.S. dollar-denominated, investment-grade (as determined by Markit Indices Limited (“Markit”)) corporate bonds for sale in the U.S. The Underlying Fund's underlying index is designed to provide a broad representation of the U.S. dollar-denominated liquid investment-grade corporate bond market, as summarized below.
The Underlying Index utilizes “European-style” call options. Each call option in the Underlying Index has a strike price closest to 100% of the closing value of the Underlying Fund one day prior to the “roll date. The roll date is the day that the Underlying Index closes out open call option positions by purchasing the offsetting call option positions and subsequently writes new call options that will expire the following month.  The roll date is the business day preceding the expiration date of the options in the Underlying Index. The Fund will write options that trade on national securities exchanges. Unlike American-style options, European-style options can only be exercised on the expiration date.
The Fund will seek to write call options up to (but not exceeding) the full amount of shares of the Underlying Fund held in the Fund (i.e., the short position in the call option is offset, or “covered,” by the long position the Fund holds in shares of the Underlying Fund). In certain circumstances, the Fund may not write any options, primarily if the option is far “out of the money” (i.e., the strike price exceeds the price of the Underlying Fund) and would generate minimal premium income.
By writing a call option, the Fund receives a premium and gives the purchaser of the option the right to purchase shares of the Underlying Fund at the strike price of the option at expiration. However, the Fund does not expect to physically settle outstanding option positions as it will generally purchase offsetting call options on the roll date as necessary to close out the open call position(s). By writing the call option(s), the Fund will not participate in market gains of the Underlying Fund above the strike price but will fully participate in any market losses if the Underlying Fund declines in value.
The Fund may write options on different dates than the Underlying Index's roll date and may use strike prices, contract sizes, or maturity dates that are different than those for the options used in the Underlying Index. In addition, the Fund may write options that are not on the Underlying Fund but that have investment and fundamental characteristics, in the aggregate, similar to the options used in the Underlying Index.
As of October 31, 2025, a significant portion of the Underlying Index is indirectly represented through its holdings in the Underlying Fund by securities of companies in the consumer goods and services and financial services industries or sectors.
The Underlying Fund's underlying index is a modified market value-weighted index with a 3% cap on each issuer. There is no limit to the number of issues in the Underlying Fund's underlying index. It is a subset of the Markit iBoxx USD Corporate Bond Index. Eligible components of the Underlying Fund's underlying index consist of U.S. dollar-denominated corporate bonds that: (i) are issued by companies domiciled in countries classified as developed markets by Markit; (ii) have an average rating of investment grade (ratings from Fitch Ratings, Inc., Moody's Investors Service, Inc. or Standard & Poor's® Global Ratings, a subsidiary of S&P Global are considered; if more than one agency provides a rating, the average rating is attached to the bond); (iii) are from issuers with at least $2 billion outstanding face value; (iv) have at least $750 million of outstanding face value; (v) have at least three years to maturity; and (vi) have at least three years and 6 months to maturity for new index constituents.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund and the Underlying Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., an instrument's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund and the Underlying Fund may not hold all of the components of the applicable Underlying Index and may hold certain securities or other instruments that are not included in the applicable Underlying Index.
The Underlying Index is sponsored by Cboe and is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and repurchase agreements collateralized by U.S. government securities are not considered to be issued by members of any industry.